Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

December 31, 2018

Dates Covered
Collections Period	12/01/18 - 12/31/18
Interest Accrual Period	12/17/18 - 01/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/18	725,326,267.21	36,432
Yield Supplement Overcollateralization Amount 11/30/18	37,647,704.14	0
Receivables Balance 11/30/18	762,973,971.35	36,432
Principal Payments	23,471,323.41	500
Defaulted Receivables	801,207.50	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/18	35,985,434.00	0
Pool Balance at 12/31/18	702,716,006.44	35,891

Pool Statistics	$ Amount	# of Accounts
Pool Factor	68.42%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	5,540,136.42	257
Past Due 61-90 days	1,795,889.88	91
Past Due 91-120 days	328,543.94	22
Past Due 121+ days	0.00	0
Total	7,664,570.24	370

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.04%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	355,450.01
Aggregate Net Losses/(Gains) - December 2018	445,757.49
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.70%
Prior Net Losses Ratio	0.61%
Second Prior Net Losses Ratio	0.50%
Third Prior Net Losses Ratio	0.44%
Four Month Average	0.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.39%

Overcollateralization Target Amount	18,621,974.17
Actual Overcollateralization	18,621,974.17
Weighted Average APR	3.16%
Weighted Average APR, Yield Adjusted	5.48%
Weighted Average Remaining Term	53.81

Flow of Funds	$ Amount

Collections	25,816,978.10
Investment Earnings on Cash Accounts	46,611.77
Servicing Fee	(635,811.64)
Transfer to Collection Account	0.00
Available Funds	25,227,778.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,358,061.68
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	3,389,114.69
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	18,621,974.17
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,784,980.86

Total Distributions of Available Funds	25,227,778.23

Servicing Fee	635,811.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 12/17/18	706,105,121.13
Principal Paid	22,011,088.86
Note Balance @ 01/15/19	684,094,032.27

Class A-1
Note Balance @ 12/17/18	0.00
Principal Paid	0.00
Note Balance @ 01/15/19	0.00
Note Factor @ 01/15/19	0.0000000%

Class A-2
Note Balance @ 12/17/18	252,425,121.13
Principal Paid	22,011,088.86
Note Balance @ 01/15/19	230,414,032.27
Note Factor @ 01/15/19	67.7688330%

Class A-3
Note Balance @ 12/17/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	340,000,000.00
Note Factor @ 01/15/19	100.0000000%

Class A-4
Note Balance @ 12/17/18	83,100,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	83,100,000.00
Note Factor @ 01/15/19	100.0000000%

Class B
Note Balance @ 12/17/18	30,580,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	30,580,000.00
Note Factor @ 01/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,431,708.51
Total Principal Paid	22,011,088.86
Total Paid	23,442,797.37

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	460,675.85
Principal Paid	22,011,088.86
Total Paid to A-2 Holders	22,471,764.71

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.4293073
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.9741723
Total Distribution Amount	23.4034796

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.3549290
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	64.7384966
Total A-2 Distribution Amount	66.0934256

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	153.97
Noteholders' Principal Distributable Amount	846.03

Account Balances	$ Amount

Reserve Account
Balance as of 12/17/18	2,548,816.60
Investment Earnings	4,740.74
Investment Earnings Paid	(4,740.74)
Deposit/(Withdrawal)	-
Balance as of 01/15/19	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60